Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2014 TO THE PROSPECTUS DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2014, as supplemented, of EQ Advisors Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about the termination of a sub-adviser ("Adviser") to the EQ/Montag & Caldwell Growth Portfolio ("Portfolio") and the appointment of a new Adviser to the Portfolio, and a corresponding name change to the Portfolio.

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The investment advisory agreement between AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") and Montag & Caldwell, LLC ("Montag") with respect to the Portfolio will expire on August 31, 2014. Effective September 1, 2014, the Manager will enter into a new investment sub-advisory agreement with Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") with respect to the Portfolio.

In connection with this change, effective September 1, 2014, the name of the Portfolio will change to "AXA/Loomis Sayles Growth Portfolio." As of that date, all references to EQ/Montag & Caldwell Growth Portfolio hereby are deleted and replaced with "AXA/Loomis Sayles Growth Portfolio."

*****

Effective September 1, 2014, the section of the Prospectus "About the Investment Portfolios – EQ/Montag & Caldwell Growth Portfolio" is deleted in its entirety and replaced with the following information:

AXA/Loomis Sayles Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2014 TO THE PROSPECTUS DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2014, as supplemented, of EQ Advisors Trust (the "Trust"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about the termination of a sub-adviser ("Adviser") to the EQ/Montag & Caldwell Growth Portfolio ("Portfolio") and the appointment of a new Adviser to the Portfolio, and a corresponding name change to the Portfolio.

*****

The investment advisory agreement between AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") and Montag & Caldwell, LLC ("Montag") with respect to the Portfolio will expire on August 31, 2014. Effective September 1, 2014, the Manager will enter into a new investment sub-advisory agreement with Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") with respect to the Portfolio.

In connection with this change, effective September 1, 2014, the name of the Portfolio will change to "AXA/Loomis Sayles Growth Portfolio." As of that date, all references to EQ/Montag & Caldwell Growth Portfolio hereby are deleted and replaced with "AXA/Loomis Sayles Growth Portfolio."

*****

Effective September 1, 2014, the section of the Prospectus "About the Investment Portfolios – EQ/Montag & Caldwell Growth Portfolio" is deleted in its entirety and replaced with the following information: